                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2007

Item 1. REPORT TO SHAREHOLDERS.

MARKET VECTORS

SEMI-ANNUAL REPORT 2007

(unaudited)

Environmental Services ETF

Global Alternative Energy ETF

Russia ETF

Gold Miners ETF

Steel ETF

Van Eck Global
SINCE 1955

The information in the shareholder letter represents the personal opinions of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings, the Funds’ performance, and the views of the portfolio managers are as of June 30, 2007, and are subject to change.

Market Vectors ETF Trust

Dear Shareholder:

We are pleased to present this semi-annual report for the Market Vectors ETF Trust for the period ended June 30, 2007. It was a period during which Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders.

  On April 24, Market Vectors-Russia ETF commenced operations. Given that Van Eck Global was among the first U.S. money managers to help investors achieve greater diversification through global investing, it seemed only natural to us to bring you Russia ETF, the nation’s first exchange-traded fund focused on the Russian equity market.

  On May 3, Market Vectors-Global Alternative Energy ETF commenced operations, offering investors a means of participating in the market movements of global companies engaged in the alternative energy industry. Alternative energy has become an increasingly fast-growing and vital industry given dwindling commodity supplies, rising geopolitical tensions and heightened environmental awareness.

  Market Vectors-Gold Miners ETF, Market Vectors-Steel ETF and Market Vectors-Environmental Services ETF, each introduced in 2006, continued to make headlines during the first half of 2007 for the uniquely targeted investment opportunities they present.

Since Gold Miners ETF was introduced in May 2006, total assets under management in the five funds of Market Vectors ETF Trust grew to more than $913.6 million (as of June 30, 2007).

The enthusiastic response to ETFs in general, and to Market Vectors ETFs in particular, demonstrates the interest on the part of individual investors and financial professionals alike to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the five sectors in which Market Vectors ETFs offer investment options as well as each Fund’s performance for the six-month period ended June 30, 2007. You will, of course, also find the financial statements and portfolio information for each.

I want to thank you for your participation in the Market Vectors ETF Trust. We look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and Executive Vice President
Market Vectors ETF
Trust Van Eck Global

Environmental Services ETF (Ticker: EVX)

Market Vectors-Environmental Services ETF (the “Fund”) seeks to replicate the performance, before fees and expenses, of the Amex Environmental Services Index1 (AXENV) by generally investing in common stocks and American Depositary Receipts (ADRs) of large-, mid- and small-cap companies comprising AXENV. AXENV, calculated by the American Stock Exchange (Amex), is a modified equal-dollar-weighted index comprised of publicly traded companies that engage in business activities that may benefit from the increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources. AXENV is currently the only diversified index specifically designed to benchmark the environmental services or waste management industry. As of June 30, 2007, AXENV represented 24 publicly traded issuers from around the globe.

For the six-month period ended June 30, 2007 (the “reporting period”), the Fund returned 16.46%, while the Index returned 16.63%.2

Market and Economic Review

Environmental services stocks overall produced strong double-digit returns during the reporting period, outperforming the broad equity market. To compare, the S&P 500 Index3 gained 6.96% for the six months ended June 30, 2007. Strong pricing, rather than volume, was the primary driver of better-than-expected earnings per share and gross margin growth within the environmental services industry. Pricing accelerated even in the face of tougher residential construction, economic conditions and weather comparisons. Also supporting the industry’s healthy gains was maintaining its focus on both landfill pricing discipline and cost reduction as a percentage of revenue. Yet another tailwind for solid waste companies was historically high waste paper prices, underpinned by Chinese demand. Volume, on the other hand, actually declined over the period, although volume losses were not as great during the second quarter as in the first and there appeared to be a positive price/volume trade-off throughout.

One potential longer-term challenge for the industry that arose during the period was the U.S. Supreme Court’s vote at the end of April 2007 to uphold a “flow control” plan adopted by New York’s Oneida and Herkimer counties, which enables the direct flow of waste to the counties’ own facilities. The court rejected hauler arguments that the rules unconstitutionally discriminate against interstate commerce by barring shipments to sites that charge lower fees. While the decision was a negative precedent for the solid waste industry and could have localized unfavorable impact on select companies, it is important to keep in mind that it is a narrow ruling and does not overturn the landmark 1994 Carbone ruling, which prohibited local governments from directing waste to private sites of their own choosing.

Overall, the view for the industry remained positive at the end of June. The shares of majors within the waste management industry were still trading in the lower half of their historical range. Profit margins were anticipated to expand based on sustained though not accelerated pricing across commercial, residential and landfill lines of business despite generally negative volumes. ROIC (return on invested capital) focused initiatives at several companies were ongoing. These initiatives included asset divestiture, better asset utilization, tabling certain projects, segmenting customers and their pricing parameters in a more refined way, and, for some, making acquisitions. All told, it may be particularly key that the inherently defensive nature of the waste management industry makes it less sensitive to modest changes in the pace of economic growth. Also, the solid waste companies have strong free cash flow generating characteristics.

Fund Review

The Fund began the period with a net asset value of $44.55 per share on December 31, 2006 and ended the period with a net asset value of $51.88 per share on June 29, 2007.

Among the Fund’s ten largest holdings as of June 30, 2007, performance was positive across the board for the reporting period. Suez SA, Republic Services, The Shaw Group, Darling International, Stericycle and Waste Services each produced robust double-digit gains. Veolia Environnement, Waste Management, Clean Harbors and Newpark Resources also advanced, generating more modest single-digit increases. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Suez SA, 10.2%; Republic Services, 10.0%; The Shaw Group, 3.5%;

Environmental Services ETF (Ticker: EVX)

Darling International, 3.3%; Stericycle, 3.3% and Waste Services, 3.3%; Veolia Environnement, 10.2%; Waste Management, 9.8%; Clean Harbors, 3.4%; and Newpark Resources, 3.4%.]

The Fund is subject to various risks including those associated with making investments in environmental services and consumer and industrial waste management companies such as competitive pressures, changes in government regulation, world events and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

*   *   *

All reference to Fund assets refer to Total Net Assets.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Amex Environmental Services Index (AXENV) is a trademark of the American Stock Exchange LLC (Amex) which is licensed for use by Van Eck Associates Corporation in connection with Market Vectors-Environmental Services ETF. The Fund is not sponsored or endorsed by the Amex and the Amex makes no warranty or representation as to the accuracy and/or completeness of AXENV or the results to be obtained by any person from the use of AXENV in connection with the trading of the Fund.

1 The Amex Environmental Services Index (AXENV) is a modified equal-dollar-weighted index comprised of publicly traded companies engaged in business activities that may benefit from the increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources. AXENV includes common stocks and ADRs of selected companies with market capitalizations greater than $100 million, three-month trading prices greater than $3.00, and three-month daily average traded values greater than $1 million. AXENV is calculated and maintained by the American Stock Exchange (Amex). Van Eck Associates Corporation has an exclusive license with the Amex for exchange traded funds, and a revenue sharing agreement with the Amex for derivative products based on AXENV. Amex is the owner of, and maintains, AXENV.

2 The Fund is passively-managed but may not hold each AXENV component in the same weighting as the Index and is subject to certain expenses that the Index is not. Thus, for this and for other reasons, the Fund may not replicate exactly the performance of the AXENV.

3 The Standard and Poor’s (S&P) 500 Index is calculated with dividends reinvested. The Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

Environmental Services ETF (Ticker: EVX)

Market Vectors-Environmental Services ETF (Ticker: EVX)
Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for EVX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	Days in Period
	January 1 through	April 1 through
Premium/Discount Range	March 31, 2007	June 30, 2007
1.4% > x > 1.2%	0	0
1.2% > x > 1.0%	0	0
1.0% > x > 0.8%	0	0
0.8% > x > 0.6%	0	0
0.6% > x > 0.4%	0	1
0.4% > x > 0.2%	3	2
0.2% > x > 0.0%	19	27
0.0% > x > -0.2%	25	25
-0.2% > x > -0.4%	10	7
-0.4% > x > -0.6%	3	1
-0.6% > x > -0.8%	0	0
-0.8% > x > -1.0%	1	0
-1.0% > x > -1.2%	0	0
-1.2% > x > -1.4%	0	0
	61	63

EVX PERFORMANCE RECORD AS OF 6/30/07 (unaudited)

	Total Return
	SHARE PRICE	NAV	AXENV
Year to Date	16.70%	16.46%	16.63%
Life (since 10/10/06)	30.35%	30.08%	30.46%

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Environmental Services ETF (Ticker: EVX)

Sector Weightings* as of June 30, 2007 (unaudited)

*Percentage of investments.
 Portfolio is subject to change.

Global Alternative Energy ETF (Ticker: GEX)

Market Vectors-Global Alternative Energy ETF (the “Fund”) seeks to replicate the performance, before fees and expenses, of the Ardour Global IndexSM (Extra Liquid)1 (AGIXLT) by generally investing in common shares of large-, mid- and small-cap companies reflected in the Index. AGIXLT, calculated by Dow Jones Indexes on behalf of Ardour Global IndexesSM LLC, is a modified capitalization-weighted, float adjusted index comprised of common shares of publicly traded companies engaged in the production of alternative fuels and/or technologies related to the production of alternative energy power. As of June 30, 2007, AGIXLT represented 30 publicly traded companies from around the globe.

For the period from the Fund’s commencement date on May 3, 2007 through June 30, 2007 (the “reporting period”), the Fund returned 7.80%, while the Index returned 8.71%.2

Market and Economic Review
Biofuels fundamentals were mixed. Ethanol spot prices were strong in May but declined by the end of June, with second quarter 2007 averages down compared to the first quarter of the year. Despite high gasoline prices, imports and blenders’ anticipation of greater supply pressured ethanol prices and subdued price spreads to gasoline. Similarly, corn prices fell by the end of the second quarter prompted by improved weather in the U.S.’ Midwest and a bullish corn acreage report from the USDA at the end of June. Ethanol companies’ gross margins rose during June due mainly to these sharply lower corn costs. Biodiesel prices fell during the last months of the second quarter as well, and the price spread between biodiesel and petroleum diesel widened, although the spread remained below the 2006 average level. Soy oil prices rose modestly, due primarily to pressures on soy acreage from surging corn demand and demand for biodiesel. The price spread between biodiesel and soy prices also rose. Palm oil prices doubled in price from a year ago, and rapeseed oil has been the most expensive. Those biodiesel producers with the ability to switch between different feedstocks fared best.

Solar prices appeared to be peaking in Europe and in the U.S. during the reporting period. Solar and photovoltaic companies are dependent on silicon prices, which were at record highs. The wind industry appeared attractive, as turbine costs reached a level where wind site developers could profitably install and operate wind farms without the need for subsidies. Demand for wind power was high, and turbine manufacturers were operating at full capacity. This caused turbine prices to flatten and even increase in select areas.

All told, the alternative energy story remained a global one, with government policy and subsidies among other factors driving the advanced state of the alternative energy industry in Germany, Spain, the U.K., Brazil, Taiwan and Australia. Valuations of alternative energy companies in North America were generally higher than internationally, but the U.S. industry grew at a higher rate based on improving government and popular support.

Fund Review
 The Fund commenced operations with a net asset value of $39.68 per share on May 3, 2007 and ended the period with a net asset value of $42.77 per share on June 29, 2007.

Among the Fund’s ten largest holdings as of June 30, 2007, performance was mostly positive for the reporting period. First Solar, Renewable Energy, Kurita Water Industries, Q-Cells and SolarWorld each produced robust double-digit gains. Gamesa Corporacion Tecnologica, Vestas Wind Systems and International Rectifier also produced positive though more modest returns. Only Verbund and Suntech Power Holdings lost ground during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: First Solar, 4.3%; Renewable Energy, 6.9%; Kurita Water Industries, 5.0%; Q-Cells, 6.0%; SolarWorld, 5.3%; Gamesa Corporacion Tecnologica, 6.5%; Vestas Wind Systems, 9.9%; International Rectifier, 4.3%; Verbund, 4.9%; and Suntech Power Holdings, 4.3%.]

The Fund is subject to various risks including those associated with making investments in alternative energy companies such as obsolescence of technology, short product cycles, commodity price volatility, depletion of resources, technical developments and risks associated with companies with a limited operating history.

Global Alternative Energy ETF (Ticker: GEX)

All reference to Fund assets refer to Total Net Assets.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR - XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. Van Eck’s Market Vectors-Global Alternative Energy ETF, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in Market Vectors-Global Alternative Energy ETF.

1The Ardour Global IndexSM (Extra Liquid)(AGIXLT) is a rules based, global, modified capitalization weighted, float adjusted index comprised of publicly traded companies engaged in the production of alternative fuels and/or technologies related to the production of alternative energy power. The AGIXLT represents the 30 stocks in the Ardour Global IndexSM (Composite) with the highest average of daily trading volume and market capitalization. Stocks must have a market capitalization of greater than $100 million on a rebalancing date to be included in the index. Stocks whose market capitalization falls below $50 million as of any rebalancing reconstitution date shall be deleted from the index. Stocks must have a three-month average daily trading price greater than $1.00 per share to be included in the Ardour Global IndexSM (Composite).

2The Fund is passively-managed but may not hold each AGIXLT component in the same weighting as the AGIXLT and is subject to certain expenses that AGIXLT is not. Thus, for this and for other reasons, the Fund may not replicate exactly the performance of AGIXLT.

Market Vectors — Global Alternative Energy ETF (ticker: GEX)
Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GEX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

Days in Period
May 9* through
Premium/Discount Range	June 30, 2007
1.4% > x > 1.2%	7
1.2% > x > 1.0%	6
1.0% > x > 0.8%	3
0.8% > x > 0.6%	8
0.6% > x > 0.4%	10
0.4% > x > 0.2%	2
0.2% > x > 0.0%	1
0.0% > x > -0.2%	0
-0.2% > x > -0.4%	0
-0.4% > x > -0.6%	0
-0.6% > x > -0.8%	0
-0.8% > x > -1.0%	0
-1.0% > x > -1.2%	0
-1.2% > x > -1.4%	0
37

* First day of secondary market trading.

Global Alternative Energy ETF (Ticker: GEX)

GEX PERFORMANCE RECORD AS OF 6/30/07 (unaudited)

	Total Return
	SHARE PRICE	NAV	AGIXLT
Life (since 05/03/07)	8.54%	7.80%	8.71%

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (05/3/07) to the first day of secondary market trading in shares of the Fund (05/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2007 (unaudited)

*Percentage of investments.
 Portfolio is subject to change.

Gold Miners ETF (Ticker: GDX)

Market Vectors-Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Amex Gold Miners Index1 (GDM) by generally investing in common shares and ADRs of shares of large-, mid- and small-cap companies comprising GDM. GDM, calculated by the American Stock Exchange (Amex), is a modified market capitalization-weighted index comprised of common stocks and ADRs of publicly traded companies involved primarily in mining for gold. We believe that GDM is the most comprehensive and diversified representation of today’s gold-mining market, currently comprising 38 publicly traded issuers from around the globe.

For the six-month period ended June 30, 2007 (the “reporting period”), the Fund returned –5.01%, while the Index returned –4.72%.2

Gold Bullion Market Review
 For the six-month period, gold bullion prices advanced $12.95 per ounce, or 2.03%, to close on June 30, 2007 at $649.65 per ounce. It was, however, a volatile advance, as the gold market weathered two sharp declines. The first came in early January when gold registered its low for the period of $602 per ounce. Metals markets in general, led by copper, suffered a correction. The second was in late February when the global equity markets experienced a sell-off sparked by a sharp drop in Chinese stocks. After each decline, gold bullion prices rallied back to test the $700 per ounce level.

While advancing modestly, the gold market essentially moved sideways in the first half of the year, with gold bullion prices mostly ranging between $640 and $690 per ounce. The value of the U.S. dollar was the main driver of the gold bullion price, as the U.S. Dollar Index (DXY)3 started to decline in January. Gold bullion prices peaked at $694 per ounce in late April at the same time the DXY was making two-year lows. Since posting its lows, the DXY rebounded somewhat, and gold bullion traded off to the $650 per ounce level.

Supply/demand fundamentals were also favorable to gold bullion prices during the reporting period. Mine supply continued to stagnate, with new production offset by declines in aging operations. Also, European central bank sales totaled only around 300 tonnes since the start of the banks’ September fiscal year, suggesting the banks will not meet their 500 ton limit. Conversely, fabrication demand, primarily for jewelry, rebounded during the period following a weak 2006. It appeared that buyers in India, Asia and the Middle East had become accustomed to gold bullion prices above $600 per ounce. On the investment demand side, positive flows into gold bullion ETFs, helped gold prices move higher. In June, the gold market came under some pressure, mainly from the anticipation of a lack of investment and fabrication demand during the summer months.

Gold Share and Fund Review
 Gold equities overall did not keep pace with gold bullion during the reporting period. The Fund began the period with a net asset value of $39.87 per share on December 31, 2006 and ended the period with a net asset value of $37.88 per share on June 29, 2007. While the gold bullion price has more than doubled from its cycle lows, higher costs for steel, chemicals, equipment and labor have resulted in a subdued profit outlook for many gold producers. As these companies revised their cost and capital expenditure requirements early in the year, the market had to come to grips with their higher cost estimates, and share prices overall suffered. As with any industry, some companies are having a tougher time of controlling costs than others. Unfortunately, the worst performers garner the most attention, which reflects negatively on the entire industry.

Among the Fund’s ten largest holdings as of June 30, 2007, performance was negative for the reporting period, with one exception. Compania de Minas Buenaventura produced impressive double-digit returns. However, Barrick Gold, Newmont Mining, Goldcorp, AngloGold Ashanti, Gold Fields, Harmony Gold Mining, Kinross Gold, Agnico-Eagle Mines and Yamana Gold each saw their shares decline over the period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Compania de Minas Buenaventura, 4.9%; Barrick Gold, 14.0%; Newmont Mining, 9.8%; Goldcorp, 9.2%; AngloGold Ashanti, 5.5%; Gold Fields, 5.7%; Harmony Gold Mining, 4.7%; Kinross Gold, 4.6%; Agnico-Eagle Mines, 4.6%; and Yamana Gold, 4.0%.]

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected.

Gold Miners ETF (Ticker: GDX)

All reference to Fund assets refer to Total Net Assets.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Amex Gold Miners Index (GDM) is a trademark of the American Stock Exchange LLC (Amex) which is licensed for use by Van Eck Associates Corporation in connection with Market Vectors-Gold Miners ETF. The Fund is not sponsored, or endorsed by the Amex and the Amex makes no warranty or representation as to the accuracy and/or completeness of the Index or the results to be obtained by any person from the use of GDM in connection with the trading of the Fund.

1The Amex Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold. GDM includes common stocks of American Depositary Receipts (ADRs) of selected companies with market capitalizations greater than $100 million that have an average daily volume of at least 50,000 shares over the past six months. GDM is calculated and maintained by the American Stock Exchange (Amex). Van Eck Associates Corporation has an exclusive license with the Amex for exchange-traded funds, and a revenue sharing agreement with the Amex for derivative products based on GDM. Amex is the owner of, and maintains, GDM.

2The Fund is passively-managed but may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. Thus, for this and other reasons, the Fund may not replicate exactly the performance of GDM.

3The U.S. Dollar Index (DXY) indicates the general international value of the U.S. dollar. DXY does this by averaging the exchange rates between the U.S. dollar and six major world currencies.

Market Vectors-Gold Miners ETF (Ticker: GDX)
Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for GDX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	Days in Period
	January 1 through	April 1 through
Premium/Discount Range	March 31, 2007	June 30, 2007
1.4% > x > 1.2%	1	0
1.2% > x > 1.0%	0	0
1.0% > x > 0.8%	1	0
0.8% > x > 0.6%	0	2
0.6% > x > 0.4%	2	2
0.4% > x > 0.2%	9	12
0.2% > x > 0.0%	26	28
0.0% > x > -0.2%	15	16
-0.2% > x > -0.4%	7	2
-0.4% > x > -0.6%	0	1
-0.6% > x > -0.8%	0	0
-0.8% > x > -1.0%	0	0
	61	63

Gold Miners ETF (Ticker: GDX)

GDX PERFORMANCE RECORD AS OF 6/30/07 (unaudited)

	Total Return
	SHARE PRICE	NAV	GDM
Year to Date	(5.06)%	(5.01)%	(4.72)%
1 Year	(1.81)%	(1.83)%	(1.17)%
Life[3] (Annualized)	(4.33)%	(4.37)%	(3.75)%
Life[3] (Cumulative)	(3.88)%	(3.91)%	(3.35)%

3 Since 05/16/06.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (05/16/06) to the first day of secondary market trading in shares of the Fund (05/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2007 (unaudited)

*Percentage of net assets.
 Portfolio is subject to change.

Russia ETF (Ticker: RSX)

Market Vectors-Russia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Russian stock market, as represented in the DAXglobal® Russia+ Index1 (DXRPUS), by generally investing in stocks and Depositary Receipts (“DRs”) of publicly traded companies that are domiciled in Russia. DXRPUS, calculated by the Deutsche Börse AG, is a market capitalization-weighted index composed of publicly traded Russian issuers engaged in various industries, including oil and gas exploration and production, telecommunications, steel production, metals and mining, and electricity generation. As of June 30, 2007, DXRPUS represented 30 publicly traded Russian issuers. RSX is currently the only U.S.-based ETF that is focused on the Russian stock market.

For the period from the Fund’s commencement date on April 24, 2007 through June 30, 2007 (the “reporting period”), the Fund returned 0.88%, while the Index returned 0.80%.2

Market and Economic Review
 During the first six months of 2007, an overload of Initial Public Offerings (IPOs), poor investor sentiment, accelerating inflation, and deteriorating relations with the West contributed to muted equity returns in the Russian market. Indeed, the recent tone of Russia-U.S. dialogues has increasingly resembled that of the Cold War era, with President Vladimir Putin warning of possible “retaliatory measures” and a new arms race in Europe when he spoke at a press conference preceding the G8 meeting on U.S. plans to deploy missile defense installations in Eastern Europe. Despite high crude oil prices, shares of Russian energy majors in particular were weighed down by the country’s progressive tax regime and rising marginal costs.

That said, Russian equity market performance improved over the second quarter of the year, as the primarily commodity-driven market benefited from higher metals prices and crude oil prices passing the $70 per barrel milestone for the first time since August of 2006. June was a particularly strong month for the Russian equity market.

Importantly, macroeconomic fundamentals remained strong through the period as did the performance of Russian debt, real estate, foreign direct investment and private equity markets. Rising domestic demand has fueled booms in Russian construction, retail trade and services. As a result, estimates for full-year Gross Domestic Product (GDP) growth have been revised upward to 6.7% on an annualized basis, even with disappointing industrial production growth. Several government initiatives in the infrastructure and high-tech sectors are expected to underpin such GDP growth. Also important, capital inflow pushed international reserves over US$400 billion during the second quarter, a new record level.

Fund Review
 The Fund commenced operations with a net asset value of $39.22 per share on April 24, 2007 and ended the period with a net asset value of $39.56 per share on June 29, 2007.

Among the Fund’s ten largest holdings as of June 30, 2007, performance was mixed for the reporting period. Gazprom Neft, Mobile Telesystems and Vimpelcom each produced double-digit positive returns. Norilsk Nickel, Novolipetsk, Gazprom and Unified Energy Systems generated solid single-digit increases. Rosneft Oil, Lukoil and Sberbank each lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Gazprom Neft, 4.4%; Mobile Telesystems, 4.6%; Vimpelcom, 4.5%; Norilsk Nickel, 4.7%; Novolipetsk, 4.3%; Gazprom 8.4%; Unified Energy Systems, 7.8%; Rosneft Oil, 7.6%; Lukoil, 7.6%; and Sberbank, 8.0%.]

The Fund is subject to various risks including those associated with making investments in Russian companies such as the absence of developed legal structures, national policies, expropriation, potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of the Russian market.

*   *   *

All reference to Fund assets refer to Total Net Assets.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain

Russia ETF (Ticker: RSX)

authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The DAXglobal® Russia+ Index (DXRPUS), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with Market Vectors-Russia ETF (RSX). Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXRPUS or results to be obtained by any person from using DXRPUS in connection with trading the Fund.

1The DAXglobal® Russia+ Index (DXRPUS) is a modified market capitalization-weighted index comprised of publicly traded companies that are domiciled in Russia. DXRPUS includes common stocks and DRs of selected companies with market capitalizations greater than $150 million and that have a daily average traded volume of at least $1 million over the past six months. The Index is calculated and maintained by the Deutsche Börse.

2The Fund is passively-managed but may not hold each DXRPUS component in the same weighting as DXRPUS and is subject to certain expenses that DXRPUS is not. Thus, for this and other reasons, the Fund may not replicate exactly the performance of DXRPUS.

Market Vectors-Russia ETF (Ticker: RSX)
Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for RSX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

Days in Period
April 30* through
Premium/Discount Range	June 30, 2007
x > 2.0%	6
2.0% > x > 1.8%	3
1.8% > x > 1.6%	2
1.6% > x > 1.4%	4
1.4% > x > 1.2%	5
1.2% > x > 1.0%	4
1.0% > x > 0.8%	7
0.8% > x > 0.6%	4
0.6% > x > 0.4%	3
0.4% > x > 0.2%	2
0.2% > x > 0.0%	2
0.0% > x > -0.2%	0
-0.2% > x > -0.4%	0
-0.4% > x > -0.6%	1
-0.6% > x > -0.8%	0
-0.8% > x > -1.0%	0
-1.0% > x > -1.2%	0
-1.2% > x > -1.4%	0
-1.4% > x > -1.6%	1
-1.6% > x > -1.8%	0
-1.8% > x > -2.0%	0
-2.0% > x	0
44

* First day of secondary market trading.

Russia ETF (Ticker: RSX)

RSX PERFORMANCE RECORD AS OF 6/30/07 (unaudited)

	Total Return
	SHARE PRICE	NAV	DXRPUS
Life (since 04/24/07)	1.89%	0.88%	0.80%

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (04/24/07) to the first day of secondary market trading in shares of the Fund (04/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Sector Weightings* as of June 30, 2007 (unaudited)

*Percentage of net assets.
 Portfolio is subject to change.

Steel ETF (Ticker: SLX)

Market Vectors-Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the performance of the Amex Steel Index1 (STEEL) by generally investing in common shares and ADRs of large-, mid- and small-cap companies reflected in the Index. STEEL, calculated by the American Stock Exchange (Amex), is a modified market capitalization-weighted index comprised of common stocks and ADRs of publicly traded companies that are primarily involved in a variety of activities related to steel production, including the operation of mills, the manufacturing of steel, the fabrication of steel shapes and products, and the extradition and reduction of iron ore. We believe that STEEL is currently the most broadly diversified index specifically designed as an effective benchmark for the steel industry, representing more companies than any other steel index and encompassing a broad, global range of companies across the market capitalization spectrum. As of June 30, 2007, STEEL represented 34 publicly traded issuers from around the globe.

For the six-month period ended June 30, 2007 (the “reporting period”), the Fund returned 42.46%, while the Index returned 42.85%.2

Market and Economic Review
 Most steel stocks significantly outperformed the broad equity market over the first six months of 2007, with many hitting record highs. Stocks of steel mills were the strongest performers, followed by scrap companies and service centers. Merger and acquisition activity was one of the key factors that kept steel stocks rising through the reporting period. During the first half of 2007, several deals closed—Russia’s Evraz acquired Oregon Steel Mills, Nucor acquired Harris Steel, India’s Essar Global acquired Canada’s Algoma Steel, and Sweden’s SSAB acquired the U.S.’ IPSCO. Much of this activity was driven by free cash flow yields above interest rates, low equity multiples and barriers to new capacity. The supply/demand scenario also favored steel. Domestic steel production was down 6.9% and U.S. steel imports were down 23% over the six months ended June 30. Service center inventories moderated and stood, at the end of June, at only three months of supply. As inventory levels are a carefully watched indicator of future dynamics, such levels suggested that new manufacturing orders may soon flow through to steel buying.

Such strong stock performance was achieved even as steel prices dropped in the last months of the reporting period following a powerful seasonal, raw materials and demand-side price boost over the first quarter of the year. Benchmark domestic steel prices fell from April 2007 highs of $580/ton to about $520/ton at the end of June. In May and June, prices for sheet products were weakest, mirroring housing and auto industry slowdowns, while construction grades such as rebar, beam and plate fared better due to strong non-residential spending. Indeed, construction in steel-intensive sectors such as public/private infrastructure, energy and manufacturing was up more than 12% over the first half from solid 2006 levels. A positive macroeconomic view for the U.S. economy and robust global capital spending are expected to drive improved prices later in 2007 and into 2008.

Global steel prices converged during the period, and thus a similar pricing pattern occurred in most major global markets, including China and Europe. In contrast to the U.S., however, international steel production was up 9.1% year-to-date, driven primarily by a 22% increase in China. Global consumption growth is expected to slow in 2007 from the prior year, but is still likely to be above cycle highs seen from 1992 to 2004. One of the major factors to watch ahead is the impact on global steel markets of the June 1, 2007 implementation by China of higher export taxes on a broad array of steel products.

Fund Review
 The Fund began the period with a net asset value of $46.38 per share on December 31, 2006 and ended the period with a net asset value of $66.07 per share on June 29, 2007.

Among the Fund’s ten largest holdings as of June 30, 2007, performance was robust for the reporting period. Stocks of nine of the ten largest holdings produced impressive double-digit gains—namely, Rio Tinto, Companhia Vale do Rio Doce, Arcelor Mittal, POSCO, Gerdau SA, Allegheny Technologies, Compania Siderurgica Nacional, United States Steel, and IPSCO. Nucor also produced a positive return, though more modest in comparison. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30: Rio Tinto, 14.7%; Companhia Vale do Rio Doce, 14.5%; Arcelor Mittal, 14.4%; POSCO, 6.5% Gerdau SA, 4.6%; Allegheny Technologies, 4.5%;

Steel ETF (Ticker: SLX)

Compania Siderurgica Nacional, 4.5%; United States Steel, 4.4%; IPSCO, 3.2%; and Nucor, 4.4%.]

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions.

*   *   *

All reference to Fund assets refer to Total Net Assets.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Amex Steel Index (STEEL) is a trademark of the American Stock Exchange LLC (Amex) which is licensed for use by Van Eck Associates Corporation in connection with Market Vectors-Steel ETF. The Fund is not sponsored or endorsed by the Amex and the Amex makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the use of STEEL in connection with the trading of the Fund.

1The Amex Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in steel production and fabrication, or mining and processing of iron ore. STEEL includes common stocks and ADRs of selected companies with market capitalizations greater than $100 million and a daily average traded volume of at least $1 million over the past three months. STEEL is calculated and maintained by the American Stock Exchange (Amex).

2The Fund is passively-managed but may not hold each STEEL component in the same weighting as the Index and is subject to certain expenses that the Index is not. Thus, for this and for other reasons, the Fund may not replicate exactly the performance of the Index.

Market Vectors-Steel ETF (Ticker: SLX)
Frequency Distribution of Premiums and Discounts
Closing Price vs. NAV (unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SLX is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	Days in Period
	January 1 through	April 1 through
Premium/Discount Range	March 31, 2007	June 30, 2007
1.2% > x > 1.0%	0	0
1.0% > x > 0.8%	0	0
0.8% > x > 0.6%	0	0
0.6% > x > 0.4%	0	4
0.4% > x > 0.2%	3	4
0.2% > x > 0.0%	24	22
0.0% > x > -0.2%	24	24
-0.2% > x > -0.4%	5	5
-0.4% > x > -0.6%	2	4
-0.6% > x > -0.8%	3	0
-0.8% > x > -1.0%	0	0
-1.0% > x > -1.2%	0	0
	61	63

Steel ETF (Ticker: SLX)

SLX PERFORMANCE RECORD AS OF 6/30/07 (unaudited)

	Total Return
	SHARE PRICE	NAV	STEEL
Year to Date	41.77%	42.46%	42.85%
Life (since 10/10/06)	62.81%	63.62%	64.39%

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888. MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

Geographical Weightings* as of June 30, 2007 (unaudited)

*Percentage of net assets.
 Portfolio is subject to change.

Market Vectors ETF Trust
Explanation of Expenses (unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 to June 30, 2007.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period*
	Value	Value	Expense	January 1, 2007-
	January 1, 2007	June 30, 2007	Ratio	June 30, 2007
Environmental Services ETF
Actual	$1,000.00	$1,164.60	0.55%	$2.95
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76
Global Alternative Energy ETF
Actual	$1,000.00	$1,078.00	0.65%	$3.35
Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.26
Gold Miners ETF
Actual	$1,000.00	$949.90	0.55%	$2.66
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76
Russia ETF
Actual	$1,000.00	$1,008.80	0.69%	$3.44
Hypothetical**	$1,000.00	$1,021.37	0.69%	$3.46
Steel ETF
Actual	$1,000.00	$1,424.60	0.55%	$3.31
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2007), multiplied by the average value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

Environmental Services ETF
Schedule of Investments
June 30, 2007 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.2%
Canada: 3.3%
70,931	Waste Services, Inc. *	$861,812
France: 20.4%
33,899	Veolia Environnement (ADR)	2,658,021
46,135	Suez S.A. (ADR)	2,644,458
		5,302,479
United States: 76.5%
62,600	Allied Waste Industries, Inc. *	842,596
23,802	American Ecology Corp.	509,838
64,240	Basin Water, Inc. *	558,888
73,285	Calgon Carbon Corp. * †	850,106
48,485	Casella Waste Systems, Inc. *	522,668
17,740	Clean Harbors, Inc. *	876,711
34,390	Covanta Holding Corp. *	847,713
94,984	Darling International, Inc. *	868,154
24,967	Fuel Tech, Inc. *	855,120
20,755	Layne Christensen Co. * †	849,917
19,091	Metal Management, Inc.	841,340
30,958	Nalco Holding Co.	849,797
112,449	Newpark Resources, Inc. *	871,480
207,344	Rentech, Inc. *	537,021
85,011	Republic Services, Inc.	2,604,737
19,688	Shaw Group Inc. *	911,358
19,404	Stericycle, Inc. *	862,702
39,540	Tetra Tech, Inc. *	852,087
28,056	Waste Connections, Inc.	848,413
65,376	Waste Management, Inc.	2,552,933
58,293	WCA Waste Corp. *	517,059
		19,830,638
Total Common Stocks
(Cost: $21,863,388)		25,994,929
Total Investments Before Collateral
for Securities Loaned: 100.2%
(Cost: $21,863,388)		25,994,929

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.3%
Bank of New York
Institutional Cash Reserve
(Cost: $588,550)	588,550	588,550
Total Investments: 102.5%
(Cost $22,451,938)		26,583,479
Liabilities in excess of other assets: (2.5)%		(642,751)
NET ASSETS: 100.0%		$25,940,728

* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $580,940.
ADR – American Depositary Receipt

Summary of
Investments
by Industry
Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Non-Hazardous Waste Disposal	33.7%	$8,750,218
Water	15.6	4,066,706
Electric Utilities	10.2	2,644,458
Alternative Waste Technologies	8.7	2,255,281
Hazardous Waste Disposal	8.6	2,249,252
Environmental Consulting & Engineering	6.6	1,707,207
Engineering/R&D Services	3.5	911,357
Energy-Alternate Sources	3.3	847,713
Miscellaneous Building & Construction	3.3	849,917
Oil-Field Services	3.3	871,480
Recycling	3.2	841,340
	100.0%	$25,994,929

See Notes to Financial Statements

Global Alternative Energy ETF
Schedule of Investments
June 30, 2007 (unaudited)

Number
of Shares	Value

COMMON STOCKS: 100.0%
Austria: 5.0%
41,385	Verbund - Oesterreichische
	Elektrizis A.G. #	$2,111,709
China / Hong Kong: 5.9%
50,026	Suntech Power Holdings
	Co. Ltd. (USD) *	1,824,448
13,738	Trina Solar Ltd. (ADR) *	706,820
		2,531,268
Denmark: 9.9%
64,584	Vestas Wind Systems A/S * #	4,229,070
Germany: 17.4%
15,013	Conergy A.G. #	1,157,246
37,396	Nordex A.G. * #	1,435,156
30,234	Q-Cells A.G. * #	2,568,789
49,512	Solarworld A.G. #	2,274,081
		7,435,272
Japan: 5.0%
68,387	Kurita Water Industries Ltd. #	2,140,650
Norway: 6.9%
76,616	Renewable Energy Corp A.S. * #	2,962,494
Spain: 6.5%
77,421	Gamesa Corporacion
	Tecnologica S.A. #	2,794,765
United Kingdom: 2.1%
261,119	Chloride Group PLC #	881,321
United States: 41.3%
39,488	Aventine Renewable Energy
	Holdings, Inc. *	670,111
52,023	AVX Corp.	870,865
62,440	Cree Inc. *	1,614,074
35,772	Energy Conversion Devices, Inc. *	1,102,493
97,173	Evergreen Energy, Inc. *	585,953
93,135	Evergreen Solar, Inc. *	866,155
20,831	First Solar, Inc. *	1,860,000
84,423	FuelCell Energy, Inc. *	668,630
46,083	Headwaters, Inc. *	795,853
49,325	International Rectifier Corp. *	1,837,850
21,510	Itron, Inc. *	1,676,489
96,920	Kemet Corp. *	683,286
32,850	Medis Technologies Ltd. *	482,566
17,670	Ormat Technologies, Inc.	665,806
46,169	Pacific Ethanol, Inc. *	609,431
118,793	Power-One, Inc. *	472,796
24,533	Sunpower Corp. *	1,546,806
45,812	VeraSun Energy Corp. *	663,358
		17,672,522
Total Common Stocks
(Cost: $41,322,464)		42,759,071
MONEY MARKET FUND: 2.0%
864,918	Fidelity Institutional Money
	Market Fund - Treasury
	Portfolio Class III Shares
(Cost: $864,918)		864,918
Total Investments: 102.0%
(Cost: $42,187,382)		43,623,989
Liabilities in excess of other assets: (2.0)%		(850,403)
NET ASSETS: 100.0%		$42,773,586

*	Non-income producing
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $22,555,281 which represented 52.7% of net assets.
USD — United States Dollar
ADR — American Depositary Receipt

Summary of
Investments	% of
by Sector	Investments	Value
Alternative Energy Sources	68.9%	$30,048,738
Distributed Generation	2.6	1,151,196
Enabling Technologies	14.6	6,360,192
Energy Efficiency	3.8	1,676,489
Environmental Technologies Related
To Alternative Energy	8.1	3,522,456
Money Market Fund	2.0	864,918
	100.0%	$43,623,989

See Notes to Financial Statements

Gold Miners ETF
Schedule of Investments
June 30, 2007 (unaudited)

Number
of Shares	Value

COMMON STOCKS: 99.9%
Canada: 51.2%
786,563	Agnico-Eagle Mines Ltd. †	$28,709,549
1,099,002	Aurizon Mines Ltd. *	3,626,707
3,004,059	Barrick Gold Corp.	87,327,995
1,843,218	Crystallex International Corp. * †	7,649,355
563,610	Cumberland Resources Ltd. *	3,781,823
2,564,536	Eldorado Gold Corp. * †	14,951,245
788,956	Gammon Lake Resources, Inc. *	9,956,625
2,423,125	Goldcorp, Inc. †	57,403,831
846,192	Great Basin Gold Ltd. * †	2,157,790
2,184,840	Iamgold Corp. †	16,735,874
2,475,540	Kinross Gold Corp. * †	28,914,307
360,659	Minefinders Corp. * †	4,143,972
1,634,225	Miramar Mining Corp. *	7,010,825
999,049	Orezone Resources, Inc. *	1,678,402
573,427	PAN American Silver Corp. * †	15,098,333
1,232,031	RIO Narcea Gold Mines Ltd. *	6,197,116
2,231,030	Yamana Gold, Inc. †	24,809,054
		320,152,803
Peru: 4.9%
813,697	Cia de Minas Buenaventura
	S.A. (ADR) †	30,481,090
South Africa: 16.3%
974,093	AngloGold Ashanti Ltd.	36,840,197
2,249,704	Gold Fields Ltd.	35,320,353
2,078,157	Harmony Gold Mining Co
	Ltd. * †	29,655,300
		101,815,850
United Kingdom: 4.4%
517,030	Randgold Resources Ltd. (ADR)	11,472,896
465,382	Silver Standard Resources,
	Inc. * †	15,995,179
		27,468,075
United States: 23.1%
440,306	Apex Silver Mines Ltd. * †	8,885,375
2,091,409	Coeur D’Alene Mines Corp. †	7,508,158
307,253	Gold Reserve, Inc. * †	1,714,472
1,561,400	Golden Star Resources Ltd. * †	5,792,794
899,541	Hecla Mining Co.	7,682,080
759,722	Meridian Gold, Inc. *	20,953,133
691,862	Metallica Resources, Inc. *	3,113,379
877,286	Nevsun Resources Ltd. *	2,193,215
1,564,627	Newmont Mining Corp.	61,114,331
1156268	Northern Orion Resources, Inc. * †	6,579,165
1,908,750	Northgate Minerals Corp. *	5,535,375
181,687	Royal Gold, Inc. †	4,318,700
256,043	Seabridge Gold, Inc. *	5,251,442
649,743	Tanzanian Royalty
	Exploration Corp. *	2,969,325
237,474	Vista Gold Corp. *	1,021,138
		144,632,082
Total Common Stocks
(Cost: $669,663,351)		624,549,900
MONEY MARKET FUND: 0.1%
763,929	Fidelity Institutional Money
	Market Fund - Treasury
	Portfolio Class III Shares
(Cost: $763,929)		763,929
Total Investments Before Collateral
for Securities Loaned: 100.0%
(Cost: $670,427,280)		625,313,829
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 10.9%
67,807,702	Bank of New York
	Institutional Cash Reserve
(Cost: $67,807,702)		67,807,702
Total Investments: 110.9%
(Cost: $738,234,982)		693,121,531
Liabilities in excess of other assets: (10.9)%		(68,068,575)
NET ASSETS: 100.0%		$625,052,956

* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $65,340,904.
ADR – American Depositary Receipt

Summary of
Investments
by Industry
Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Gold	90.6%	$566,339,718
Silver	8.3	51,631,017
Copper	1.0	6,579,165
Money Market Fund	0.1	763,929
	100.0%	$625,313,829

See Notes to Financial Statements

Russia ETF
Schedule of Investments
June 30, 2007 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.6%
Basic Materials: 16.3%
78,685	Evraz Group S.A. Reg S
	(GDR) † # R	$3,220,158
19,390	JSC MMC Norilsk Nickel (ADR)	4,304,580
31,127	Mechel (ADR)	1,137,069
134,458	Novolipetsk Steel (GDR) * #	3,928,205
70,671	Polymetal Reg S (GDR) * R	452,294
42,764	Polyus Gold Co. (ADR) #	1,799,515
		14,841,821
Communications: 17.2%
93,764	Comstar United TeleSystems
	Reg S (GDR) # R	861,751
34,001	CTC Media, Inc. *	922,787
8,953	Golden Telecom, Inc.	492,505
69,593	Mobile TeleSystems OJSC (ADR)	4,215,248
27,251	Rostelecom (ADR)	1,553,307
108,250	Sistema JSFC Reg S (GDR) # R	3,054,212
7,246,241	Uralsvyazinform #	436,441
39,039	Vimpel-Communications OAO	4,113,149
		15,649,400
Consumer, Non-cyclical: 2.7%
9,869	Wimm-Bill-Dann Foods OJSC
	(ADR)	1,026,475
48,570	X5 Retail Group N.V. Reg S
	(GDR) * # R	1,417,308
		2,443,783
Energy: 39.2%
200,416	Gazprom Neft OAO (ADR)	4,048,403
33,269	Intergra Group Reg S (GDR) * R	605,496
91,429	LUKOIL (ADR) #	6,916,442
68,115	Novatek OAO Reg S (GDR) * # R	3,515,249
183,101	OAO Gazprom (ADR) * #	7,613,930
873,758	Rosneft Oil Co. (GDR) #	6,903,010
71,155	Surgutneftegaz ADR #	3,850,279
24,437	Taftnet Reg S (GDR) * #	2,213,138
		35,665,947
Financial: 8.0%
1,889	Sberbank RF #	7,298,913
Industrial: 5.4%
48,962	OAO TMK Reg S (GDR) † R	1,786,623
226,078	Sevestal Reg S (GDR) * † # R	3,109,665
		4,896,288
Utilities: 10.8%
6,337,754	Mosenergo TGK-3 OAO *	1,489,816
7,935,652	OGK-5 OJSC #	1,224,503
52,722	Unified Energy System of
	Russia (GDR) *	7,115,171
		9,829,490
Total Common Stocks
(Cost: $90,847,796)		90,625,642
MONEY MARKET FUND: 4.7%
4,282,877	Fidelity Institutional Money
	Market Fund - Treasury
	Portfolio Class III Shares
(Cost: $4,282,877)		4,282,877
Total Investments Before Collateral
for Securities Loaned: 104.3%
(Cost: $95,130,673)		94,908,519
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.9%
2,627,282	Bank of New York
	Institutional Cash Reserve
(Cost: $2,627,282)		2,627,282
Total Investments: 107.2%
(Cost: $97,757,955)		97,535,801
Liabilities in excess of other assets: (7.2)%		(6,538,845)
NET ASSETS: 100.0%		$90,996,956

*  Non-income producing
†  Security fully or partially on loan. Total market value of securities on loan is $2,552,032.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $57,362,719, which represented 63.0% of net assets.
R	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

Steel ETF
Schedule of Investments
June 30, 2007 (unaudited)

Number
of Shares	Value

COMMON STOCKS: 100.0%
Brazil: 23.7%
111,746	Cia Siderurgica Nacional
	S.A. (ADR) * †	$5,779,503
420,350	Cia Vale do Rio Doce (ADR) †	18,726,593
231,784	Gerdau S.A. (ADR) †	5,961,484
		30,467,580
Canada: 5.1%
167,366	Gerdau Ameristeel Corp.	2,448,565
25,864	IPSCO, Inc.	4,109,272
		6,557,837
Luxemburg: 2.6%
109,819	Ternium S.A. (ADR) * †	3,326,418
Mexico: 0.7%
76,912	Grupo Simec SAB de CV
	(ADR) *	959,862
Netherlands: 14.4%
297,168	Arcelor Mittal †	18,543,283
Russia: 2.1%
73,638	Mechel Oao (ADR) †	2,689,996
South Korea: 6.5%
69,281	POSCO (ADR)	8,313,720
United Kingdom: 14.7%
62,075	Rio Tinto PLC (ADR) †	19,002,399
United States: 30.2%
60,838	AK Steel Holding Corp. *	2,273,516
55,218	Allegheny Technologies, Inc.	5,791,264
9,160	AM Castle & Co.	328,936
14,325	Carpenter Technology Corp.	1,866,691
25,570	Chaparral Steel Co. *	1,837,716
22,471	Cleveland-Cliffs, Inc.	1,745,323
65,120	Commercial Metals Co.	2,199,102
16,346	Gibraltar Industries, Inc.	362,064
5,790	LB Foster Co. *	166,057
7,187	Mesabi Trust	149,130
14,029	Metal Management, Inc.	618,255
97,736	Nucor Corp.	5,732,216
5,795	Olympic Steel, Inc.	166,085
20,251	Quanex Corp. *	986,224
41,633	Reliance Steel & Aluminum Co.	2,342,273
14,592	Ryerson, Inc.	549,389
16,146	Schnitzer Steel Industries, Inc.	774,039
51,772	Steel Dynamics, Inc.	2,169,765
51,982	Timken Co. *	1,877,070
52,633	United States Steel Corp.	5,723,839
3,596	Universal Stainless & Alloy *	126,687
8,378	Wheeling-Pittsburgh Corp. *	159,433
46,250	Worthington Industries, Inc.	1,001,313
		38,946,387
Total Common Stocks
(Cost: $114,225,746)		128,807,482
MONEY MARKET FUND: 0.1%
149,628	Fidelity Institutional Money
	Market Fund - Treasury
	Portfolio Class III Shares
(Cost: $149,628)		149,628
Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $114,375,374)		128,957,110
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 26.3%
33,937,943	Bank of New York
	Institutional Cash Reserve
(Cost: $33,937,943)		33,937,943
Total Investments: 126.4%
(Cost: $148,313,317)		162,895,053
Liabilities in excess of other assets: (26.4)%		(34,052,031)
NET ASSETS: 100.0%		$128,843,022

* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $33,118,880.
ADR — American Depositary Receipt

Summary of
Investments
by Sector
Excluding
Collateral for	% of
Securities Loaned	Investments	Value
Steel Producers	75.4%	$97,179,300
Diversified	14.8	19,151,529
Metal Processors & Fabricators	5.1	6,558,702
Specialty Steel	4.6	5,917,951
Money Market Fund	0.1	149,628
	100.0%	$128,957,110

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Assets and Liabilities
(unaudited)

		Global
	Environmental	Alternative	Gold
	Services ETF	Energy ETF	Miners ETF	Russia ETF	Steel ETF
	Six Months	For the Period	Six Months	For the Period	Six Months
	Ended	May 3, 2007*	Ended	April 24, 2007*	Ended
	June 30,	through June 30,	June 30,	through June 30,	June 30,
	2007	2007	2007	2007	2007
Assets:
Investments, at value (Cost $21,863,388, $42,187,382,
$670,427,280, $95,130,673 and $114,375,374)	$25,994,929	$43,623,989	$625,313,829	$94,908,519	$128,957,110
Short term investments held as collateral for
securities loaned (Cost $588,550, $—,
$67,807,702, $2,627,282 and $33,937,943)	588,550	—	67,807,702	2,627,282	33,937,943
Cash	36,467	—	48,479	—	12,074
Receivables:
From Adviser	—	401	—	7,466	—
Investment securities sold	1,667,585	—	—	—	9,437,542
Shares sold	2,581,741	16,875,668	—	—	13,154,261
Dividends and interest	46,158	4,212	36,942	435,687	72,812
Prepaid expenses	—	—	—	—	—
Total assets	30,915,430	60,504,270	693,206,952	97,978,954	185,571,742
Liabilities:
Payables:
Investment securities purchased	1,697,383	16,867,802	—	—	9,483,650
Collateral for securities loaned	588,550	—	67,807,702	2,627,282	33,937,943
Shares redeemed	2,581,741	—	—	—	13,154,261
Due to Adviser	7,013	—	225,284	—	49,267
Due to custodian	—	838,786	—	4,246,008	—
Deferred Trustee fees	2,322	265	53,932	714	5,064
Accrued expenses	97,693	23,831	67,078	107,994	98,535
Total liabilities	4,974,702	17,730,684	68,153,996	6,981,998	56,728,720
Net Assets	$25,940,728	$42,773,586	$625,052,956	$90,996,956	$128,843,022
Shares outstanding	500,000	1,000,000	16,502,500	2,300,000	1,950,000
Net asset value, redemption and offering price per share	$51.88	$42.77	$37.88	$39.56	$66.07
Net Assets consist of:
Aggregate paid in capital	$18,331,476	$41,135,778	$646,955,497	$90,703,521	$104,827,203
Unrealized appreciation (depreciation)
of investments	4,131,541	1,430,588	(45,113,453)	(222,154)	14,581,736
Undistributed net investment income	171,008	1,456	494,952	389,975	349,688
Undistributed net realized gain	3,306,703	205,764	22,715,960	125,614	9,084,395
	$25,940,728	$42,773,586	$625,052,956	$90,996,956	$128,843,022

* Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Operations
(unaudited)

		Global
	Environmental	Alternative	Gold
	Services ETF	Energy ETF	Miners ETF	Russia ETF	Steel ETF
	Six Months	For the Period	Six Months	For the Period	Six Months
	Ended	May 3, 2007*	Ended	April 24, 2007*	Ended
	June 30,	through June 30,	June 30,	through June 30,	June 30,
	2007	2007	2007	2007	2007
Income:
Dividends	$261,969	$20,859	$2,150,702	$491,144	$550,604
Interest	807	2,004	3,397	22,951	2,510
Securities lending income	11,188	825	106,225	1,346	13,767
Foreign taxes withheld	(22,813)	(2,496)	(134,300)	(60,310)	(35,120)
Total income	251,151	21,192	2,126,024	455,131	531,761
Expenses:
Management fees	$72,485	$15,182	$1,414,539	$47,214	$165,117
Professional fees	43,309	8,111	83,234	12,753	45,775
Insurance	—	2,723	58,374	7,753	—
Trustees’ fees and expenses	4,800	575	24,414	7,315	5,142
Reports to shareholders	12,000	1,017	61,274	14,180	14,648
Indicative optimized portfolio value	—	2,814	—	11,930	—
Custodian	2,231	1,286	26,232	42,130	2,123
Registration	2,160	1,035	7,406	2,170	2,232
Transfer agent fees	783	163	4,800	2,096	783
Fund accounting	7,321	5,990	—	7,969	7,770
Other	—	381	2,400	412	—
Total expenses	145,089	39,277	1,682,673	155,922	243,590
Expenses assumed by the Adviser	(65,355)	(19,541)	(126,680)	(90,766)	(61,961)
Net expenses	79,734	19,736	1,555,993	65,156	181,629
Net investment income	171,417	1,456	570,031	389,975	350,132
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments sold	224,866	—	(21,996)	(39,191)	255,983
Net realized gain on in-kind redemptions	3,073,493	208,583	23,378,510	164,805	8,828,412
Net realized loss on foreign currency transactions	—	(2,819)	—	—	—
Net change in unrealized appreciation (depreciation)
of investments	636,308	1,436,607	(52,989,651)	(222,154)	9,876,762
Net change in unrealized appreciation (depreciation)
of foreign denominated assets and liabilities	—	(6,019)	—	—	—
Net realized and unrealized gain on investments	3,934,667	1,636,352	(29,633,137)	(96,540)	18,961,157
Net Increase (Decrease) in Net Assets Resulting
from Operations	$4,106,084	$1,637,808	$(29,063,106)	$293,435	$19,311,289

     * Inception date of each Fund.

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Changes in Net Assets

			Global
			Alternative
	Environmental Services ETF		Energy ETF	Gold Miners ETF
		For the Period	For the Period		For the Period
	Six Months	October 10,	May 3, 2007*	Six Months	May 16, 2006*
	Ended	2006* through	through	Ended	through
	June 30,	December 31,	June 30,	June 30,	December 31,
	2007	2006	2007	2007	2006
	(unaudited)		(unaudited)	(unaudited)
Operations:
Net investment income	$171,417	$20,553	$1,456	$570,031	$1,086,709
Net realized gain (loss) on investments and
foreign currency transactions	224,866	32,382	(2,819)	(21,996)	(1,154,010)
Net realized gain on in-kind redemptions	3,073,493	653,712	208,583	23,378,510	19,928,237
Net change in unrealized appreciation
(depreciation) of investments and foreign
denominated assets and liabilities	636,308	3,495,233	1,430,588	(52,989,651)	7,876,198
Net increase (decrease) in net assets
resulting from operations	4,106,084	4,201,880	1,637,808	(29,063,106)	27,737,134
Dividends to shareholders from:
Net investment income	—	(20,962)	—	—	(1,161,788)
Net realized capital gains	—	(24,038)	—	—	—
Return of capital	—	—	—	—	—
Total dividends	—	(45,000)	—	—	(1,161,788)
Share transactions:**
Proceeds from sale of shares	7,326,626	40,377,031	43,247,686	551,430,632	559,409,080
Cost of shares redeemed	(25,586,661)	(4,439,232)	(2,111,908)	(338,010,215)	(145,288,781)
Increase (decrease) in net assets resulting from
share transactions	(18,260,035)	35,937,799	41,135,778	213,420,417	414,120,299
Total increase (decrease) in net assets	(14,153,951)	40,094,679	42,773,586	184,357,311	440,695,645
Net Assets:
Beginning of period	40,094,679	—	—	440,695,645	—
End of period***	$25,940,728	$40,094,679	$42,773,586	$625,052,956	$440,695,645
*** Including undistributed (accumulated) net
investment income (loss)	$171,008	$(409)	$1,456	$494,952	$(75,079)
** Shares of Common Stock Issued
($0.001 par value)
Shares sold	150,000	1,000,000	1,050,000	14,100,000	14,752,500
Shares redeemed	(550,000)	(100,000)	(50,000)	(8,650,000)	(3,700,000)
Net increase (decrease)	(400,000)	900,000	1,000,000	5,450,000	11,052,500

* Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Statements of Changes in Net Assets

	Russia ETF	Steel ETF
	For the Period		For the Period
	April 24, 2007*	Six Months	October 10,
	through	Ended	2006* through
	June 30,	June 30,	December 31,
	2007	2007	2006
	(unaudited)	(unaudited)
Operations:
Net investment income	$389,975	$350,132	$72,531
Net realized gain (loss) on investments and foreign currency transactions	(39,191)	255,983	5,219
Net realized gain on in-kind redemptions	164,805	8,828,412	629,543
Net change in unrealized appreciation (depreciation) of investments and foreign
denominated assets and liabilities	(222,154)	9,876,762	4,704,974
Net increase (decrease) in net assets resulting from operations	293,435	19,311,289	5,412,267
Dividends to shareholders from:
Net investment income	—	—	(72,975)
Net realized capital gains	—	—	(5,219)
Return of capital	—	—	(52,306)
Total dividends	—	—	(130,500)
Share transactions:**
Proceeds from sale of shares	94,642,670	103,294,165	41,138,582
Cost of shares redeemed	(3,939,149)	(35,502,640)	(4,680,141)
Increase (decrease) in net assets resulting from share transactions	90,703,521	67,791,525	36,458,441
Total increase (decrease) in net assets	90,996,956	87,102,814	41,740,208
Net Assets:
Beginning of period	—	41,740,208	—
End of period***	$90,996,956	$128,843,022	$41,740,208
*** Including undistributed (accumulated) net investment income (loss)	$389,975	$349,688	$(444)
** Shares of Common Stock Issued ($0.001 par value)
Shares sold	2,400,000	1,650,000	1,000,000
Shares redeemed	(100,000)	(600,000)	(100,000)
Net increase (decrease)	2,300,000	1,050,000	900,000

* Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Financial Highlights
For a share outstanding throughout the period:

					Global
					Alternative
	Environmental Services ETF				Energy ETF		Gold Miners ETF
			For the Period		For the Period				For the Period
	Six Months		October 10,		May 3, 2007*		Six Months		May 16, 2006*
	Ended		2006* through		through		Ended		through
	June 30,		December 31,		June 30,		June 30,		December 31,
	2007		2006		2007		2007		2006
	(unaudited)				(unaudited)		(unaudited)

Net Asset Value, Beginning of Period	$44.55		$39.93		$39.68		$39.87		$39.72
Income from Investment Operations:
Net Investment Income	0.34		0.02		—		0.04		0.11
Net Realized and Unrealized Gain (Loss)
on Investments	6.99		4.65		3.09		(2.03)		0.16
Total from Investment Operations	7.33		4.67		3.09		(1.99)		0.27
Less:
Dividend from Net Investment Income and
Realized Short-Term Gains	—		(0.05)		—		—		(0.12)
Dividend from Return of Capital	—		—		—		—		—
Total Dividends	—		(0.05)		—		—		(0.12)
Net Asset Value, End of Period	$51.88		$44.55		$42.77		$37.88		$39.87
Total Return (a)	16.46	%(c)	11.70	%(c)	7.80	%(c)	(5.01	)%(c)	0.67	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$25,941		$40,095		$42,774		$625,053		$440,696
Ratio of Gross Expenses to Average Net Assets	1.00	%(b)	1.40	%(b)	1.29	%(b)	0.59	%(b)	0.68	%(b)
Ratio of Net Expenses to Average Net Assets.	0.55	%(b)	0.54	%(b)	0.65	%(b)	0.55	%(b)	0.55	%(b)
Ratio of Net Investment Income to Average Net Assets	1.18	%(b)	0.24	%(b)	0.05	%(b)	0.20	%(b)	0.69	%(b)
Portfolio Turnover Rate	3	%(c)	3	%(c)	0	%(c)	1	%(c)	4	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Financial Highlights
For a share outstanding throughout the period:

	Russia ETF		Steel ETF
	For the Period				For the Period
	April 24, 2007*		Six Months		October 10,
	through		Ended		2006* through
	June 30,		June 30,		December 31,
	2007		2007		2006
	(unaudited)		(unaudited)

Net Asset Value, Beginning of Period	$39.22		$46.38		$40.51
Income from Investment Operations:
Net Investment Income	0.17		0.18		0.08
Net Realized and Unrealized Gain (Loss)
on Investments	0.17		19.51		5.94
Total from Investment Operations	0.34		19.69		6.02
Less:
Dividend from Net Investment Income and Realized Short-Term Gains	—		—		(0.09)
Dividend from Return of Capital	—		—		(0.06)
Total Dividends	—		—		(0.15)
Net Asset Value, End of Period	$39.56		$66.07		$46.38
Total Return (a)	0.88	%(c)	42.46	%(c)	14.85	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$90,997		$128,843		$41,740
Ratio of Gross Expenses to Average Net Assets	1.65	%(b)	0.74	%(b)	1.34	%(b)
Ratio of Net Expenses to Average Net Assets	0.69	%(b)	0.55	%(b)	0.54	%(b)
Ratio of Net Investment Income to Average Net Assets	4.13	%(b)	1.06	%(b)	0.79	%(b)
Portfolio Turnover Rate	1	%(c)	3	%(c)	1	%(c)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.

See Notes to Financial Statements

Market Vectors ETF Trust

Notes To Financial Statements
June 30, 2007 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and currently consists of five investment portfolios: Environmental Services ETF, Global Alternative Energy ETF, Gold Miners ETF, Russia ETF and Steel ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the American Stock Exchange (“Amex”), the Deutsche Börse A.G. (“DAX”), or Ardour Global Indexes LLC (“Ardour”). The Funds and their respective Indices and commencement of operations dates are presented below:

Commencement
Fund	of Operations	Index
Environmental
Services ETF	October 10, 2006	Amex Environmental Services Index
Global Alternative
Energy ETF	May 3, 2007	Ardour Global Index—(Extra Liquid)
Gold Miners ETF	May 16, 2006	Amex Gold Miners Index
Russia ETF	April 24, 2007	DAXglobal® Russia+ Index
Steel ETF	October 10, 2006	Amex Steel Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

A.

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies as of the close of each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividends on foreign securities are recorded when the Fund is informed of such dividends. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

F.

Change in Accounting Policy—Effective January 1, 2007, the Funds discontinued the accounting practice known as “Equalization” and reclassified equalization credits of $293,896 in Gold Miners ETF from the equalization account to aggregate paid in capital. This change had no effect on the net assets or net asset value of any of the Funds.

G.	Use of Derivative Instruments

Option Contracts—Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are

Market Vectors ETF Trust

recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at June 30, 2007.

Futures—Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at June 30, 2007.

Equity Swaps—Each Fund may enter into equity swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At June 30, 2007, the Funds had no outstanding equity swaps.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2008, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the six months ended June 30, 2007, are as follows:

		Expenses
	Expense	Assumed
	Cap	By the Adviser
Environmental Services ETF	0.55%	$ 65,355
Global Alternative Energy ETF	0.65	19,541
Gold Miners ETF	0.55	126,680
Russia ETF	0.69	90,766
Steel ETF	0.55	61,961

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

		Proceeds
	Cost of	from
	Investments	Investments
	Purchased	Sold
Environmental Services ETF	$1,053,451	$942,319
Global Alternative Energy ETF	843,472	—
Gold Miners ETF	192,839	860,454
Russia ETF	11,201,924	568,794
Steel ETF	2,532,656	2,282,868

Note 5—Income Taxes—As of June 30, 2007, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net
		Gross	Gross	Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Environmental
Services ETF	$21,863,388	$4,473,129	$(341,588)	$4,131,541
Global Alternative
Energy ETF	41,322,464	1,873,205	(436,598)	1,436,607
Gold Miners ETF	669,663,351	17,366,978	(62,480,431)	(45,113,453)
Russia ETF	90,847,796	1,889,346	(2,111,500)	(222,154)
Steel ETF	114,225,746	15,211,734	(629,998)	14,581,736

The tax character of dividends paid to shareholders during the period ended December 31, 2006, was as follows:

	Ordinary	Tax Return
Fund	Income	of Capital
Environmental Services ETF	$45,000	$—
Gold Miners ETF	1,161,788	—
Steel ETF	78,194	52,306

Note 6—Capital Share Transactions—As of June 30, 2007, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with a par value per share of $0.001. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the six months ended June 30, 2007, the Trust had in-kind contributions and in-kind redemptions as follows:

	In-Kind	In-Kind
	Contributions	Redemptions
Environmental Services ETF	$5,617,818	$23,848,249
Global Alternative Energy ETF	42,123,798	1,782,221
Gold Miners ETF	542,761,351	328,744,575
Russia ETF	81,871,274	1,782,221
Steel ETF	96,884,235	29,069,219

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying

Market Vectors ETF Trust

index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statement of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statement of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf by the lending agent and is invested in the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

	Value of	Value of
Fund	Securities Lent	Collateral
Environmental Services ETF	$580,940	$588,550
Gold Miners ETF	$65,340,904	$67,807,702
Russia ETF	$2,552,032	$2,627,282
Steel ETF	$33,118,880	$33,937,943

Note 10—New Accounting Policy—In September 2006, FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

Note 11—Regulatory Matters—In connection with their investigations of practices identified as “market timing” and “late trading” of mutual fund shares, the Office of the New York State Attorney General (“NYAG”) and the SEC have requested and received information from the Adviser. The Adviser will cooperate with such investigations. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined.

In July 2004, the Adviser received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers. Under SEC procedures, the Adviser has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for the Adviser’s response has been extended until further notice from the SEC. There cannot be any assurance that, if the SEC and/or the NYAG were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

Market Vectors ETF Trust

Approval of Management Agreement

Market Vectors—Global Alternative Energy ETF

Market Vectors—Russia ETF

Market Vectors—Agribusiness ETF

Market Vectors—Nuclear Energy ETF

At a meeting held on March 21, 2007 (the “March Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Global Alternative Energy and Russia Investment Management Agreement”) with respect to each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF through May 12, 2008. The Board’s approval of the Global Alternative Energy and Russia Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the March Meeting, the Trustees received materials from the Adviser, including expense information for comparative funds. The Trustees also reviewed the draft prospectus and statement of additional information for each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF, which described various aspects of the investment program, fee arrangements and services with respect to the new ETFs. The Independent Trustees’ consideration of the Global Alternative Energy and Russia Investment Management Agreement was based on various information obtained through discussions at the March Meeting or at prior meetings among themselves or with management or based on their review of the materials provided by the Adviser, including the background and experience of the proposed portfolio managers and others involved in the administration of the Trust. The Trustees also considered the terms of, and scope of services the Adviser would provide under, the Global Alternative Energy and Russia Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF to the extent necessary to prevent the operating expenses of each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.65% and 0.69%, respectively, of average daily net assets per year at least until May 1, 2008. The Trustees also considered information provided by the Adviser relating to the construction of each underlying Index, the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment, and the Adviser’s analysis that had been performed in determining which prospective service providers to recommend to the Board

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF and from providing administrative services to each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF, and from an affiliate of the Adviser serving as distributor for each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of either Market Vectors—Global Alternative Energy ETF or Market Vectors—Russia ETF since neither Market Vectors—Global Alternative Energy ETF nor Market Vectors—Russia ETF had commenced operations. However, the Adviser will provide the Trustees with profitability information in connection with future proposed continuances of the Global Alternative Energy and Russia Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. Since neither Market Vectors—Global Alternative Energy ETF nor Market Vectors—Russia ETF had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF pursuant to the Global Alternative Energy and Russia Investment Management Agreement.

Market Vectors ETF Trust

Approval of Management Agreement (continued)

The Independent Trustees met in executive session with their independent counsel as part of their consideration of the Global Alternative Energy and Russia Investment Management Agreement.

In voting to approve the Global Alternative Energy and Russia Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Global Alternative Energy and Russia Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other exchange-traded funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Global Alternative Energy and Russia Investment Management Agreement is in the interest of each of Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF and their respective shareholders.

*   *   *

At a meeting held on June 5, 2007 (the “June Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Agribusiness and Nuclear Energy Investment Management Agreement”) with respect to each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF through May 12, 2008. The Board’s approval of the Agribusiness and Nuclear Energy Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the June Meeting, the Trustees received materials from the Adviser, including expense information for comparative funds. The Trustees also reviewed the draft prospectus and statement of additional information for each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF, which described various aspects of the investment program, fee arrangements and services with respect to the new ETFs. The Independent Trustees’ consideration of the Agribusiness and Nuclear Energy Investment Management Agreement was based on information obtained through discussions at the June Meeting or at prior meetings among themselves or with management or based on their review of the materials provided by the Adviser, including the background and experience of the proposed portfolio managers and others involved in the administration of the Trust. The Trustees also considered the terms of, and scope of services the Adviser would provide under, the Agribusiness and Nuclear Energy Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF to the extent necessary to prevent the operating expenses of each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2008. The Trustees also considered information provided by the Adviser relating to the construction of each underlying Index, the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment, and the Adviser’s analysis that had been performed in determining which prospective service providers to recommend to the Board.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF and from providing administrative services to each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF, and from an affiliate of the Adviser serving as distributor for each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of either Market Vectors—Agribusiness ETF or Market Vectors—Nuclear Energy ETF since neither Market Vectors—Agribusiness ETF nor Market Vectors—Nuclear Energy ETF had commenced operations.

Market Vectors ETF Trust

Approval of Management Agreement (continued)

However, the Adviser will provide the Trustees with profitability information in connection with future proposed continuances of the Agribusiness and Nuclear Energy Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. Since neither Market Vectors—Agribusiness ETF nor Market Vectors—Nuclear Energy ETF had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF pursuant to the Agribusiness and Nuclear Energy Investment Management Agreement.

The Independent Trustees met in executive session with their independent counsel as part of their consideration of the Agribusiness and Nuclear Energy Investment Management Agreement.

In voting to approve the Agribusiness and Nuclear Energy Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Agribusiness and Nuclear Energy Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other exchange-traded funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Agribusiness and Nuclear Energy Investment Management Agreement is in the interest of each of Market Vectors—Agribusiness ETF and Market Vectors—Nuclear Energy ETF and their respective shareholders.

This report must be preceded or accompanied by a Market Vectors ETF Trust Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

Additional information about the Funds’ Board of Trustees/Officers and a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888. MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser:
Van Eck Associates Corporation
Distributor:
Van Eck Securities Corporation | 99 Park Avenue
New York, NY 10016 | www.vaneck.com
Account Assistance 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date August 28, 2007
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date August 28, 2007
     -----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date August 28, 2007
     -----------------